Investment in joint ventures (Details) - Schedule of financial information of joint venture - Promedical S.A [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investment in joint ventures (Details) - Schedule of financial information of joint venture [Line Items]
Current assets	$ 10,107	$ 10,324
Non-current assets	2,970	3,136
Current liabilities	8,422	6,231
Non-current liabilities	866	795
Equity	3,789	6,434
Revenue	19,844	23,704
(Loss)/income for the year	(2,040)	1,423
Total comprehensive (loss)/income	$ (2,040)	$ 1,423